EARNINGS (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic earnings (loss) per share:
Net (loss)/income available to stockholders	$ (224,425)	$ 89,177	$ 73,622
Diluted earnings (loss) per share:
Interest and other expenses/(gains) attributable to convertible bonds	0	(304)	123
Net (loss)/income assuming dilution	$ (224,425)	$ 88,873	$ 73,745
Basic earnings per share:
Weighted average number of common shares outstanding (in shares)	108,972	107,614	105,898
Diluted earnings per share:
Weighted average number of common shares outstanding (in shares)	108,972	107,614	105,898
Effect of dilutive share options (in shares)	0	81	59
Effect of dilutive convertible bonds (in shares)	0	1	1,649
Weighted average number of diluted common shares outstanding (in shares)	108,972	107,696	107,606
Basic (loss)/earnings per share (in dollars per share)	$ (2.06)	$ 0.83	$ 0.70
Diluted (loss)/earnings per share (in dollars per share)	$ (2.06)	$ 0.83	$ 0.69